Share-Based Compensation - Restricted Share Grant Activity (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of RSUs
Unvested, beginning balance	143,513	75,120
Granted	126,542	93,675
Vested	(28,194)	(25,282)
Forfeited	(3,263)
Unvested, ending balance	238,598	143,513	75,120
Weighted-average grant date fair value
Unvested, beginning balance	$ 13.82	$ 15.93
Granted	12.04	12.77
Vested	12.77	16.17
Forfeited	14.34
Unvested, ending balance	$ 12.99	$ 13.82	$ 15.93
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)	1 year 9 months 18 days	1 year 5 months 27 days	1 year 7 months 2 days
Aggregated intrinsic value
Aggregated intrinsic value	$ 3,018,265	$ 1,413,603	$ 698,616